RELATED PARTY TRANSACTIONS (Related Party Purchases and Sales of Vessels) (Details) - Affiliates of Frontline Limited $ in Millions	1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2021 tanker	Feb. 28, 2022 tanker	Dec. 31, 2021 USD ($) tanker
Related Party Transaction [Line Items]
Number of product tankers			4
Product tankers, purchase price | $			$ 160.0
Number of product tankers delivered	2	2